Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [abstract]
Principal subsidiaries details
	Principal place of business or incorporation		Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
Company Name		Nature of business	%	%	%
Barclays Bank PLC	England	Banking, holding Company	100	11	-
Barclays Capital Securities Limited	England	Securities dealing	100	-	-
Barclays Securities Japan Limited	Japan	Securities dealing	100	-	-
Barclays Capital Inc	United States	Securities dealing	100	-	-
Barclays Services Limited	England	Service Company	100	-	-
Barclays Bank Delaware	United States	Credit card issuer	100	-	-

Entities excluded from consolidation
Country of registration or incorporation	Company name	Percentage of voting rights held (%)	Equity shareholders' funds (£m)	Retained profit for the year (£m)
Cayman Islands	Palomino Limited	100	9	7